Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
ASSETS
Cash and cash equivalents	$ 378.1	$ 321.9
Restricted cash	0.0	2.8
Accounts receivable, net	946.0	908.1
Program rights	253.2	261.7
Other current assets	195.8	195.9
Total current assets	1,773.1	1,690.4
Investment in films and television programs and program rights, net	1,692.0	1,729.5
Property and equipment, net	161.7	165.5
Investments	164.9	371.5
Intangible assets	1,937.7	2,046.7
Goodwill	2,740.8	2,700.5
Other assets	458.6	472.8
Deferred tax assets	38.8	20.0
Total assets	8,967.6	9,196.9
LIABILITIES
Accounts payable and accrued liabilities	447.7	573.0
Participations and residuals	504.5	514.9
Film obligations and production loans	327.9	367.2
Debt - short term portion	79.1	77.9
Dissenting shareholders' liability	869.3	0.0
Deferred revenue	183.9	156.9
Total current liabilities	2,412.4	1,689.9
Debt	2,478.3	3,047.0
Participations and residuals	438.3	359.7
Film obligations and production loans	171.3	116.0
Other liabilities	46.4	50.3
Dissenting shareholders' liability	0.0	812.9
Deferred revenue	70.3	72.7
Deferred tax liabilities	91.9	440.2
Redeemable noncontrolling interest	101.8	93.8
Commitments and contingencies (Note 16)
EQUITY
Retained earnings	516.6	10.6
Accumulated other comprehensive loss	(9.7)	(16.0)
Total Lions Gate Entertainment Corp. shareholders' equity	3,155.9	2,514.4
Noncontrolling interests	1.0	0.0
Total equity	3,156.9	2,514.4
Total liabilities and equity	8,967.6	9,196.9
Class A Voting Common Shares
EQUITY
Common shares	628.7	605.7
Class B Non-Voting Common Shares
EQUITY
Common shares	$ 2,020.3	$ 1,914.1